Long Term Liabilities (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended										12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Algonquin Power Co CAD	Dec. 31, 2012 Algonquin Power Co 4.82% Senior Unsecured Notes CAD	Jul. 25, 2011 Algonquin Power Co 5.5% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co 5.5% Senior Unsecured Notes CAD	Dec. 31, 2011 Algonquin Power Co 5.5% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co 10.2% Senior Debt Long Sault Rapids CAD	Dec. 31, 2011 Algonquin Power Co 10.2% Senior Debt Long Sault Rapids CAD	Dec. 31, 2012 Algonquin Power Co 2.29% and 2.05% Sanger Bonds USD ($)	Dec. 31, 2011 Algonquin Power Co 2.29% and 2.05% Sanger Bonds USD ($)	Dec. 31, 2012 Algonquin Power Co 11.6% Senior Debt Chute Ford CAD	Dec. 31, 2011 Algonquin Power Co 11.6% Senior Debt Chute Ford CAD	Dec. 31, 2012 Liberty Utilities USD ($)	Jul. 31, 2012 Liberty Utilities USD ($)	Dec. 31, 2012 Liberty Utilities Liberty Utilities Co. Senior Unsecured Notes CAD	Jul. 31, 2012 Liberty Utilities 3.51% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities 3.51% Senior Unsecured Notes USD ($)	Jul. 31, 2012 Liberty Utilities 4.49% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities 4.49% Senior Unsecured Notes USD ($)	Jul. 31, 2012 Liberty Utilities 4.89% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities 4.89% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes	Dec. 31, 2012 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes CAD	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes USD ($)	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes CAD	Dec. 31, 2012 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2012 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Dec. 31, 2012 Liberty Utilities Liberty Water Co, Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities Liberty Water Co, Senior Unsecured Notes CAD	Dec. 31, 2011 Liberty Utilities Liberty Water Co, Senior Unsecured Notes USD ($)	Dec. 31, 2011 Liberty Utilities Liberty Water Co, Senior Unsecured Notes CAD	Dec. 31, 2012 Liberty Utilities Granite State, Senior Unsecured Long-term Notes USD ($)	Dec. 31, 2012 Liberty Utilities Granite State, Senior Unsecured Long-term Notes CAD	Dec. 31, 2012 Liberty Utilities Litchfield Park Service Company Bonds	Dec. 31, 2011 Liberty Utilities Litchfield Park Service Company Bonds	Dec. 31, 2012 Liberty Utilities Litchfield Park Service Company Bonds, 5.95% USD ($)	Dec. 31, 2011 Liberty Utilities Litchfield Park Service Company Bonds, 5.95% USD ($)	Dec. 31, 2012 Liberty Utilities Litchfield Park Service Company Bonds, 6.75% USD ($)	Dec. 31, 2011 Liberty Utilities Litchfield Park Service Company Bonds, 6.75% USD ($)	Dec. 31, 2012 Liberty Utilities Bella Vista Water Loans, 6.26% USD ($)	Dec. 31, 2011 Liberty Utilities Bella Vista Water Loans, 6.26% USD ($)	Dec. 31, 2012 Liberty Utilities Bella Vista Water Loans, 6.10% USD ($)	Dec. 31, 2011 Liberty Utilities Bella Vista Water Loans, 6.10% USD ($)
Debt Instrument [Line Items]
Debt instrument, interest rate minimum																																	7.30%	7.30%
Revolving credit, borrowing capacity	200,000											$ 100,000
Debt instrument, interest rate maximum																																	7.94%	7.94%
Revolving line of credit interest rate above LIBOR	1.75%											1.625%
Debt instrument, maturity date start																																	2023-11	2023-11
Revolving credit facility, maturity date	Nov. 16, 2015
Debt instrument, maturity date end																																	2028-06	2028-06
Debt instrument, face value		150,000	135,000	135,000	135,000			19,200	19,200				225,000		50,000	50,000	115,000	115,000	60,000	60,000			70,000		45,000	45,000	25,000	25,000	50,000		50,000		15,000
Debt instrument, interest rate		4.82%	5.50%	5.50%	5.50%	10.20%	10.20%			11.60%	11.60%				3.51%	3.51%	4.49%	4.49%	4.89%	4.89%					5.19%	5.19%	5.59%	5.59%	5.60%	5.60%	5.60%	5.60%					5.95%	5.95%	6.75%	6.75%	6.26%	6.26%	6.10%	6.10%
Debt instrument, face value		150,000	135,000	135,000	135,000			19,200	19,200				225,000		50,000	50,000	115,000	115,000	60,000	60,000			70,000		45,000	45,000	25,000	25,000	50,000		50,000		15,000
Debt instrument, maturity date		Feb. 15, 2021	Jul. 25, 2018	Jul. 25, 2018	Jul. 25, 2018										Jul. 31, 2017	Jul. 31, 2017	Aug. 01, 2022	Aug. 01, 2022	Jul. 30, 2027	Jul. 30, 2027					Dec. 29, 2020	Dec. 29, 2020	Dec. 29, 2025	Dec. 29, 2025	Dec. 22, 2020	Dec. 22, 2020	Dec. 22, 2020	Dec. 22, 2020
Debt instrument, monthly interest and principal installments						402	402			64	64
Debt instrument, quarterly principal payment																																											4	4
Debt instrument, monthly principal payment																																									15	15
Debt instrument, interest rate		4.82%	5.50%	5.50%	5.50%	10.20%	10.20%			11.60%	11.60%				3.51%	3.51%	4.49%	4.49%	4.89%	4.89%					5.19%	5.19%	5.59%	5.59%	5.60%	5.60%	5.60%	5.60%					5.95%	5.95%	6.75%	6.75%	6.26%	6.26%	6.10%	6.10%
Debt instrument, maturity date		Feb. 15, 2021	Jul. 25, 2018	Jul. 25, 2018	Jul. 25, 2018										Jul. 31, 2017	Jul. 31, 2017	Aug. 01, 2022	Aug. 01, 2022	Jul. 30, 2027	Jul. 30, 2027					Dec. 29, 2020	Dec. 29, 2020	Dec. 29, 2025	Dec. 29, 2025	Dec. 22, 2020	Dec. 22, 2020	Dec. 22, 2020	Dec. 22, 2020
Debt instrument, maturity period						2027-12	2027-12	2020-09	2020-09	2020-04	2020-04																										2023-10	2023-10	2031-10	2031-10	2020-03	2020-03	2017-12	2017-12
Debt instrument, effective interest rate								2.05%	2.05%
Debt instrument, principal payment																																					270	270	270	270
Loans outstanding																																									1,275	1,275	83	83
Debt instrument, repayment terms		The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.									The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.						The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.					The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	Interest repayable in blended semi-annual installments.	Interest repayable in blended semi-annual installments.
The variable interest rate is determined by the remarketing agent								The variable interest rate is determined by the remarketing agent	The variable interest rate is determined by the remarketing agent
Unsecured note, outstanding amount		149,910		134,807	134,778									223,852								69,643		71,190						49,745		50,850		14,924			3,605	3,605	7,100	7,100
Debt instrument, interest accretion date																													Jun. 22, 2010	Jun. 22, 2010	Jun. 20, 2010	Jun. 20, 2010
Debt instrument, repayment terms		The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.									The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.						The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.					The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	Interest repayable in blended semi-annual installments.	Interest repayable in blended semi-annual installments.
Debt instrument, annual principal payment																													$ 5,000		$ 5,000